Related Party Transactions (Details 1) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable		$ (450,473)
Reto International Trading Co. Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	[1]	450,473
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to supplier	[2]	947,557
Q Green Techcon Private Limited [Member]
Related Party Transaction [Line Items]
Accounts payable	[3]	$ 557,584

[1]	Reto International Trading Co. Ltd. ("Reto International Trading") is a related party due to the sole shareholder of Reto International Trading is a greater than 5% shareholder of RETO.
[2]	Shexian Ruibo is a related party because the majority shareholder of Shexian Ruibo was a greater than 5% shareholder of RETO in 2018.
[3]	Q Green Techcon Private Limited is the minority Shareholder of REIT India and holds 49% of REIT India's equity.